Stock-Based Compensation And Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation And Employee Benefit Plans [Abstract]
Summary Activity Of Employee Stock Options

	Number of Shares (in thousands)	Weighted-Average Exercise Price (per share)	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at December 31, 2010	13,130	$16.93
Granted	6,425	$19.30
Exercised	(1,875)	$17.24
Canceled/forfeited/expired	(1,901)	$21.98

Outstanding at December 31, 2011	15,779	$17.26	7.38	$42,593

Vested or expected to vest at December 31, 2011	14,423	$17.17	7.21	$39,946

Exercisable at December 31, 2011	5,213	$14.10	4.34	$25,746

(1)	These amounts represent the difference between the exercise price and $18.60, the closing price of Quest Software, Inc. stock on December 31, 2011 as reported on the NASDAQ National Market, for all options outstanding that have an exercise price currently below the closing price.

Summary Activity Of RSU Awards

	Number of Shares	Weighted-Average Grant Date Fair Value (per share)
Non-vested at January 1, 2011	787,798	$14.99
Granted	—	$—
Vested	(474,679)	$14.44
Forfeited	(76,788)	$15.70

Non-vested at December 31, 2011(1)	236,331	$15.88

(1)	225,744 of these shares are expected to vest.

Classification Of Stock-Based Compensation Expense

	Year Ended December 31,
	2011	2010	2009
Cost of licenses	$—	$1	$1
Cost of services	1,042	1,114	737
Sales and marketing	7,150	6,861	4,997
Research and development	8,180	8,015	5,385
General and administrative	8,897	7,109	4,058

Total stock-based compensation	25,269	23,100	15,178
Tax benefit associated with stock-based compensation expense (1)	9,905	8,940	6,071

Reduction of net income	$15,364	$14,160	$9,107

(1)	The recognized tax benefit related to stock-based compensation expense is estimated to be 39.2%, 38.7% and 40% in fiscal years 2011, 2010 and 2009, respectively. These rates approximate the blended Federal and State statutory tax rate after the benefit for state taxes which provides an accurate estimate of the current and deferred tax benefits ultimately received from stock-based compensation.

Weighted-Average Assumptions For Option Awards Granted

	Year Ended December 31
	2011		2010		2009
	Range:	Weighted Average:	Range:	Weighted Average:	Range:	Weighted Average:
Risk-free interest rate	0.8% to 2.5%	1.4%	1.1% to 3.1%	2.1%	1.6% to 3.2%	2.6%
Expected term (in years)	5.2 to 6.8	5.7	5.3 to 8.0	5.9	5.4 to 5.9	5.9
Expected volatility	34% to 36%	34%	34% to 37%	35%	36% to 40%	38%
Expected dividend yield	None	None	None	None	None	None